INCOME TAXES	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 13 – INCOME TAXES

The components of income (loss) before income tax expense from continuing operations are as follows:

	Year Ended December 31,
	2017	2016	2015

The Netherlands	$1,602	$(631)	$(2,048)
Subsidiaries outside of the Netherlands	6,296	3,977	(2,505)
Income (loss) before income tax expense	$7,898	$3,346	$(4,553)

The current income tax expense from subsidiaries outside of the Netherlands is $2,045, $1,249 and $110 for the years ended December 31, 2017, 2016 and 2015, respectively. There was no current income tax expense for the Netherlands for the years ended December 31, 2017, 2016 and 2015, respectively.

The deferred income tax (expense) benefit from subsidiaries outside of the Netherlands is $12, $245 and $(39) for the years ended December 31, 2017, 2016 and 2015, respectively. There was no deferred income tax expense for the Netherlands for the years ended December 31, 2017, 2016 and 2015.

The components of deferred tax assets and liabilities are as follows:

	December 31,
	2017	2016

Deferred tax assets:
Operating loss carryforwards	$14,761	$18,907
Capital loss carryforwards	147	145
Allowance for doubtful accounts	13	20
Tax credit carryforwards	558	558
Accrued expenses	910	2,032
Total deferred tax assets	16,389	21,662

Deferred tax liabilities:
Depreciation of property and equipment	(139)	(56)
	16,250	21,606
Valuation allowance	(15,901)	(21,269)
Deferred tax assets, net	$349	$337

The ultimate realization of the net deferred tax assets in each jurisdiction the Company does business in is dependent upon the generation of future taxable income in that jurisdiction during the periods in which net operating loss carry forwards are available and items that gave rise to the net deferred tax assets become deductible. At present, the Company does not have a sufficient history of generating taxable income in the various jurisdictions it does business in to conclude that it is more likely than not that the Company will be able to realize its net deferred tax assets in the near future and, therefore, a valuation allowance was established for the carrying value of the net deferred tax assets, with the exception of two locations, which are currently generating taxable income. A valuation allowance will be maintained until sufficient positive evidence exists to support the reversal of any portion of the valuation allowance in other jurisdictions.

In the United States of America, the Tax Cuts and Jobs act of 2017 was signed into law on December 2017. The law include significant changes to the U.S. corporate income tax system, including a Federal corporate rate reduction from 35% to 21%, limitations on the deductibility of interest expense and limitation on net operating losses generated after December 31, 2017. The re-measurement of deferred tax grants and liabilities due to the corporate rate deduction yielded a reduction in net deferred tax assets of $4,419, which was offset by a full valuation allowance.

The Company does not expect the legislation to have a near term impact on the Company’s current taxes because of the expectation of net losses utilization in future years.

As of December 31, 2017, the Company has net operating loss carry forwards of $23,769 in the Netherlands, which will expire in 2017 through 2025. As of December 31, 2017, the Company has net operating loss carry forwards of $29,267 in the United States, which will expire in 2025 through 2034 and $5,257 in Israel, which do not expire. The ultimate utilization of such net operating loss carry forwards is limited in certain situations.

As of December 31, 2017, the Company has capital loss carry forwards of $641 in Israel. Such capital loss carry forwards do not expire and can be offset against future capital gains generated in Israel.

As of December 31, 2017, the Company has $558 in tax credits for the welfare to work and work opportunity programs in the United States that expire in 2024 through 2029.

During the year ended December 31, 2017 and 2016 the valuation allowance decreased by $5,368 and $874, respectively.

The Company's effective income tax rate differs from The Netherlands' statutory rate of 25% as follows:

	Year Ended December 31,
	2017	2016	2015

Effective loss (income) tax benefit from continuing operations at statutory rate	$(1,975)	$(837)	$1,138
Rate differential	(545)	(493)	334
Non-deductible expenses	(131)	(89)	(162)
Adjustments to prior year tax losses	-	-	1,097
Tax rate change-impact on prior years	(4,472)	-	-
Changes in valuation allowance	5,368	874	(2,868)
Other	(278)	(459)	312
Income tax expense from continuing operations	$(2,033)	$(1,004)	$(149)

As of December 31, 2017 and 2016 there are no unrecognized tax benefits. As of December 31, 2017 and 2016, the Company has income tax payable of $3,144 and $1,130, respectively.

The Company files income tax returns in the Netherlands and other foreign jurisdictions. Income tax returns for the tax years 2014 to 2016 are subject to examination in the Netherlands and the United States. Income tax returns for the tax years 2013 to 2017 are subject to examination in foreign jurisdictions.